Financial Assets and Liabilities - Summary of Borrowings (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Current
Borrowing arrangements	$ 18,928	$ 14,007
Current borrowings	18,928	14,007
Non-current
Borrowing arrangements	61,472	65,601
Less: transaction costs	(6,738)	(6,738)
Amortization of carrying amount, net of payments made	11,262	8,416
Borrowings	$ 65,996	$ 67,279